SHORT-TERM CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended	12 Months Ended			99 Months Ended	1 Months Ended
	Sep. 30, 2012	Apr. 04, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jan. 31, 2013 Subsequent Event [Member]	Jan. 02, 2013 Subsequent Event [Member]
Proceeds from issuance of convertible notes and warrants, net		$ 1,100	$ 890	$ 0	$ 0	$ 890
Warrants Issued During Period, Number Of Warrants (in shares)		643,274
Warrants Issued During Period, Value		1,000
Debt and Stock Issuance Costs		110
Minimum Percentage Of Benefit On Note Conversion		4.90%
Resale Agreement, Percentage Of Ordinary Shares			133.00%				133.00%
Warrants Exercisable Term			5 years
Description Of Warrants			as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares
Warrants Oustanding To Anti Dilution Adjustments (in shares)			670,732
Fair Value Of Detachable Warrant		750	402			402
Debt Instrument, Convertible, Beneficial Conversion Feature			250
Interest expense due to amortization of convertible notes			898	0	0
Repayments of Convertible Debt								1,100
Debt Instrument, Convertible, Conversion Price		$ 1.71
Warrants Exercise Price Amended			$ 1.64
Change In Fair Value Of Detachable Warrant	$ 40		$ 348